As filed with the Securities and Exchange Commission on July 10, 2026
1933 Act Registration No. 333-36316
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 105
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 1263
Lincoln Life Variable Annuity Account N
(Exact Name of Registered Separate Account)
Lincoln ChoicePlusSM Access, Lincoln ChoicePlusSM II Access,
and Lincoln ChoicePlus AssuranceSM (C-Share)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Insurance Company)
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Insurance Company’s Principal Executive Offices)
Insurance Company’s Telephone Number, Including Area Code: (260) 455-2000 Craig T. Beazer, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087 (Name and Address of Agent for Service)
Copy to:
Jassmin McIver-Jones, Esquire
The Lincoln National Life Insurance Company
1301 South Harrison Street
Fort Wayne, Indiana 46802
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/X/ immediately upon filing pursuant to paragraph (b)
/ / on May 1, 2026, pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on __________, pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”).
If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
/ / New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
/ / Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
/ / If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act
/ / Insurance Company relying on Rule 12h-7 under the Exchange Act
/ / Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

Lincoln ChoicePlusSM product suite, Lincoln ChoicePlusSM II product suite,
Lincoln ChoicePlus AssuranceSM (A-Share), Lincoln ChoicePlus AssuranceSM (B-Share),
Lincoln ChoicePlus AssuranceSM (Bonus), Lincoln ChoicePlus AssuranceSM (C-Share),
Lincoln ChoicePlus AssuranceSM (L-Share), Lincoln ChoicePlusSM Rollover,
Lincoln InvestmentSolutionsSM

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlusSM product suite, Lincoln ChoicePlusSM II product suite,
Lincoln ChoicePlus AssuranceSM (A-Share), Lincoln ChoicePlus AssuranceSM (B-Share),
Lincoln ChoicePlus AssuranceSM (Bonus), Lincoln ChoicePlus AssuranceSM (C-Share),
Lincoln ChoicePlus AssuranceSM (L-Share), Lincoln ChoicePlusSM Design,
Lincoln ChoicePlusSM Advisory, Lincoln InvestmentSolutionsSM

Supplement dated July 10, 2026 to the Prospectus dated May 1, 2026

This Supplement updates certain information contained in the above-referenced prospectus (the “Prospectus”) for your individual annuity contract. This Supplement should be read in conjunction with the Prospectus filed therein. All other terms and provisions of the Prospectus, as supplemented, remain unchanged.

The changes described in this Supplement affect Appendix A – Investment Options Available Under The Contract.

Fund Name Change: Effective August 1, 2026, the fund currently named LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund will be renamed LVIP BlackRock Growth ETF Allocation Managed Risk Fund. All references to the fund in the Prospectus will be revised accordingly. The fund’s investment objective, fee and average total returns will not change.

Addition of a New Investment Option: On or about August 17, 2026, the following fund will be added as an investment option under your Contract:

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
To generate high income while providing reduced downside risk through exposure to the MerQube US Large-Cap Vol Advantage Autocallable VIP Index (the “Autocallable Index”).	Calamos U.S. Equity Autocallable VIP Fund – Class II	1.16%*	N/A	N/A	N/A

*This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, the fund’s annual expenses reflect temporary expense reductions.

For more complete information about the fund, including its principal investment strategies and principal risks, please refer to the underlying fund prospectus.

You may obtain additional information, including underlying fund prospectuses, by contacting your registered representative, visiting www.lfg.com/vaprospectus, or by emailing CustServSupportTeam@lfg.com.

Please retain this Supplement for future reference.

Part A
The Prospectus for the Lincoln ChoicePlusSM Access, Lincoln ChoicePlusSM II Access, and Lincoln ChoicePlus AssuranceSM (C-Share) variable annuity contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 103 (File No. 333-36316) filed on April 23, 2026, and to the definitive 497 Filing filed on May 1, 2026.
Part B
The Statement of Additional Information for the Lincoln ChoicePlusSM Access, Lincoln ChoicePlusSM II Access, and Lincoln ChoicePlus AssuranceSM (C-Share) variable annuity contract, including the consolidated financial statements of Lincoln Life and the financial statements of Lincoln Life Variable Annuity Account N, is incorporated herein by reference to Post-Effective Amendment No. 103 (File No. 333-36316) filed on April 23, 2026, and to the definitive 497 Filing filed on May 1, 2026.

Lincoln Life Variable Annuity Account N
PART C - OTHER INFORMATION
Item 27. Exhibits
(a) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 24, 1997.
(b) None
(c)(1) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 28, 1999.
(2) Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 28, 1999.
(3) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.
(4) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.
(5) ChoicePlus Selling Agreement with Affiliates incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.
(6) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(d)(1) ChoicePlus Access Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36316) filed on July 19, 2000.
(2) ChoicePlus Access Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.
(3) ChoicePlus Access and ChoicePlus II Access Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36316) filed on April 10, 2002.
(4) ChoicePlus Access and ChoicePlus II Access Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36316) filed on April 10, 2002.
(5) ChoicePlus II Access Annuity Contract (30070-B) incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.
(6) ChoicePlus II Access Annuity Payment Option Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.
(7) ChoicePlus II Access Interest Adjusted Fixed Account Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.
(8) ChoicePlus II Access 1% Step-up Death Benefit Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.
(9) ChoicePlus II Access Estate Enhancement Benefit Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.
(10) ChoicePlus II Access 1% Estate Enhancement Benefit Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.
(11) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-36316) filed on October 11, 2002.
(12) Accumulation Benefit Enhancement Rider (ABE) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36316) filed on April 10, 2002.
(13) Estate Enhancement Benefit Rider with 5% Step-up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36316) filed on April 10, 2002.
(14) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-36316) filed on October 11, 2002.

(15) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(16) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(17) Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(18) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(19) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(20) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(21) Variable Annuity Income Rider (I4LA-NQ 10/02) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(22) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(23) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(24) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(25) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(26) 1% step-up and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(27) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(28) 1% step-up and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(29) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(30) GOP prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(31) Variable Annuity Income Rider (I4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.
(32) Variable Annuity Income Rider (I4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.
(33) Variable Annuity Income Rider (I4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.
(34) Variable Annuity Income Rider (I4L-Q- 8/03) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.
(35) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-35784) filed on June 9, 2004.
(36) Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(37) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(38) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(39) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(40) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(41) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.
(42) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(43) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(44) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(45) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(46) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post- Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(47) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(48) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-40937) filed on September 26, 2006.
(49) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 333-36316) filed on April 17, 2007.
(50) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 333-36316) filed on April 17, 2007.
(51) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(52) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(53) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(54) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(55) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(56) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(57) Guaranteed Income Benefit Rider (GIB v4, Select) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(58) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(59) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(60) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(61) Long-Term Care Benefits Rider (AR 518 3/10 Level) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 29, 2010.
(62) Long-Term Care Benefits Rider (AR 519 3/10 Growth) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 29, 2010.

(63) Contract Amendment for LTC Benefits (AA 531 3/10) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 29, 2010.
(64) LTC Fixed Account Rider (AR 532) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 29, 2010.
(65) LTC Benefit Specifications (AS 533) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 29, 2010.
(66) Long-Term Care Coverage Endorsement (AE 517) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 29, 2010.
(67) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.
(68) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration on Form N-4 (File No. 333-181612) filed on May 23, 2012.
(69) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.
(70) Variable Annuity Living Benefit Rider (Market Select Advantage) (AR-591) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(71) Variable Annuity Living Benefits Rider (Market Select Advantage/LINC 2.0) (AR-607) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-214143) filed on June 4, 2018.
(72) Guaranteed Income Later Rider (4LATER Select Adv) (AR-547 03/18) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-214143) filed on June 4, 2018.
(73) Variable Annuity Living Benefits Rider (AR-600) (Lincoln Max 6 Select Advantage) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-135039) filed on April 7, 2017.
(74) Variable Annuity Living Benefits Rider (22AR-700) (ProtectedPay Core) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-170897) filed on August 8, 2022.
(75) Variable Annuity Living Benefits Rider (22AR-701) (ProtectedPay Select, Secure) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-170897) filed on August 8, 2022.
(76) Guaranteed Income Later Rider (22AR-707) (4LATER Select Advantage) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-170897) filed on August 8, 2022.
(77) Variable Annuity Payout Rider Credit Endorsement (23AE-730) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 333-181615) filed on November 15, 2023.
(e)(1) ChoicePlus Access Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36316) filed July 19, 2000.
(2) ChoicePlus II Access Application incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.
(3) ChoicePlus Assurance (C Share) Application (CPAC1/08) incorporated herein by reference to Post-Effective Amendment No. 37 (File No. 333-36316) filed on April 10, 2008.
(f)(1) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 25, 1996.
(2) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(g)(1) Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.
(i) Amendments to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.
(ii) Amendment No. 3 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.

(iii) Amendment No. 4 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-138190) filed on April 18, 2019.
(iv) Amendment No. 5 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 50 (File No. 333-138190) filed on August 22, 2019.
(v) Amendment No. 6 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 56 (File No. 333-138190) filed on August 14, 2020.
(2) Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 72 (File No. 333-40937) filed on April 16, 2019.
(i) Amendment No. 1 to the Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 74 (File No. 333-40937) filed on August 22, 2019.
(ii) Amendment No. 2 to the Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 79 (File No. 333-40937) filed on August 14, 2020.
(iii) Amendment No. 3 to the Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-212680) filed on April 14, 2023.
(iv) Amendment No. 4 to the Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-212680) filed on April 9, 2026.
(3) Reinsurance Agreement between The Lincoln National Life Insurance Company and Talcott Resolution Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 34 (File No. 333-186894) filed on February 7, 2022.
(i) Amendment No. 1 to the Reinsurance Agreement between The Lincoln National Life Insurance Company and Talcott Resolution Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-212680) filed on April 14, 2023.
(ii) Amendment No. 2 to the Reinsurance Agreement between The Lincoln National Life Insurance Company and Talcott Resolution Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-212680) filed on April 14, 2023.
(4) Third Amended and Restated Automatic Indemnity Reinsurance Agreement dated January 1, 2023, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-212680) filed on April 14, 2023.
(i) Amendment No. 1 to the Third Amended and Restated Automatic Indemnity Reinsurance Agreement dated January 1, 2023, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 333-212682) filed on February 2, 2024.
(ii) Amendment No. 2 to the Third Amended and Restated Automatic Indemnity Reinsurance Agreement dated January 1, 2023, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-212682) filed on April 10, 2025.
(iii) Amendment No. 3 to the Third Amendment and Restated Automatic Indemnity Reinsurance Agreement dated January 1, 2023, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-212682) filed on April 10, 2025.
(iv) Amendment No. 4 to the Third Amended and Restated Automatic Indemnity Reinsurance Agreement dated January 1, 2023, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-212680) filed on April 9, 2026.

(v) Amendment No. 5 to the Third Amended and Restated Automatic Indemnity Reinsurance Agreement dated January 1, 2023, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-212680) filed on April 9, 2026.
(h) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:
(1) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(2) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(3) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017;
(3-a) amendment no. 15 incorporated herein by reference to Post-Effective Amendment No. 27 on Form N-4 (File No. 333-181615) filed on April 3, 2020.
(4) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(4-a) amendment incorporated by reference to Post-Effective Amendment No. 40 filed on Form N-6 (File No. 333-125790) filed on April 7, 2022.
(5) Deutsche DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(6) Deutsche DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(7) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(8) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-193272) filed on April 13, 2016;
(8-a) second amendment incorporated herein by reference to Post-Effective Amendment No. 22 on Form N-4 (File No. 333-212680) filed on May 30, 2023.
(9) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(10) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.
(11) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC Agreement incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018
(11-a) third amendment incorporated herein by reference to Post-Effective Amendment No. 13 filed on Form N-4 (File No. 333-212680) filed on February 11, 2021.
(12) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(13) MFS Variable Insurance Trust, MFS Variable Insurance Trust II and III incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015;
(13-a) amendments incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(14) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.
(15) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(16) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017;

(16-a) amendment no. 7 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-236907) filed on March 5, 2020.
(16-b) amendment no. 8 incorporated herein by reference to Post-Effective Amendment 13 on Form N-4 (File No. 333-212680) filed on February 11, 2021.
(i) Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(j) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:
(1) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(2) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(3) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(4) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(5) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(6) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(7) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(8) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(9) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(10) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(k)(1) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36316) filed on July 19, 2000.
(2) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36316) filed on June 15, 2001.
(3) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.
(l) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm filed herein.
(m) Not applicable
(n) Not applicable
(o) Not applicable
(p) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 103 (File No. 333-36316) filed on April 23, 2026.
(q) Not applicable
(r) Not applicable
(s) Lincoln National Corporation Organizational Chart incorporated herein by reference to Post-Effective Amendment No. 47 on Form N-6 (File No. 333-125790) filed on April 7, 2026.

Item 28. Directors and Officers of the Depositor
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.
Name	Positions and Offices with Depositor
Craig T. Beazer*	Executive Vice President, General Counsel and Director
Adam M. Cohen*	Senior Vice President, Chief Accounting Officer and Treasurer
Ellen G. Cooper*	President and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
John G. Morriss*	Executive Vice President, Chief Investment Officer and Director
Christopher M. Neczypor*	Executive Vice President, Chief Financial Officer and Director
Nancy A. Smith*	Senior Vice President and Secretary
Joseph D. Spada**	Vice President and Chief Compliance Officer for Separate Accounts
Eric B. Wilmer***	Assistant Vice President and Director
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 350 Church Street, Hartford, CT 06103
***Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit (s) above: Lincoln National Corporation Organization Chart
Item 30. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. f(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life &

Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Adam M. Cohen*	Senior Vice President and Treasurer
Jason M. Gibson**	Vice President and Chief Compliance Officer
Claire H. Hanna*	Secretary
John C. Kennedy*	President, Chief Executive Officer and Director
Jared M. Nepa*	Senior Vice President and Director
Timothy J. Seifert Sr*	Senior Vice President and Director
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
(c) N/A
Item 31A. Information about Contracts with Indexed-Linked Options and Fixed Options Subject to a Contract Adjustment
Not Applicable.
Item 32. Location of Accounts and Records
This information is provided in the Registrant’s most recent report on Form N-CEN.
Item 33. Management Services
Not Applicable.
Item 34. Fee Representation
Lincoln Life represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, each Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of these registration statements and has caused these Post-Effective Amendments to the registration statements to be on its behalf, in the City of Hartford, and the State of Connecticut on this 2nd day of July, 2026 at 8:44 am.

Lincoln Life Variable Annuity Account N
 (Registered Separate Account)

By: /s/Kimberly A. Genovese
Kimberly A. Genovese
Vice President, The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Insurance Company)

Signed on its behalf, in the City of Hartford, and the State of Connecticut on this 6th day of July, 2026 at 11:45 am.

By: /s/Michelle L. Grindle
Michelle L. Grindle
(Signature-Officer of Depositor)
Vice President, The Lincoln National Life Insurance Company

Lincoln Life Variable Annuity Account N (File No. 811-08517; CIK: 0001048606)

333-36316 (Amendment No. 105)	333-172328 (Amendment No. 54)	333-214143 (Amendment No. 35)
333-36304 (Amendment No. 93)	333-252473 (Amendment No. 22)	333-214144 (Amendment No. 23)
333-40937 (Amendment No. 99)	333-181612 (Amendment No. 47)	333-252654 (Amendment No. 17)
333-61554 (Amendment No. 99)	333-239288 (Amendment No. 14)	333-236907 (Amendment No. 18)
333-135039 (Amendment No. 65)	333-193272 (Amendment No. 36)
333-138190 (Amendment No. 76)	333-193273 (Amendment No. 28)
333-252653 (Amendment No. 17)	333-193274 (Amendment No. 26)
333-170529 (Amendment No. 50)	333-212680 (Amendment No. 32)
333-170897 (Amendment No. 54)	333-212682 (Amendment No. 24)

(b) As required by the Securities Act of 1933, these Amendments to the registration statements have been signed by the following persons in their capacities indicated on July 2, 2026 at 8:44 am.

Signature	Title
*/s/ Ellen G. Cooper Ellen G. Cooper	President and Director (Principal Executive Officer)
*/s/ Christopher M. Neczypor Christopher M. Neczypor	Executive Vice President, Chief Financial Officer, and Director
*/s/ Craig T. Beazer Craig T. Beazer	Executive Vice President and Director
*/s/ John G. Morriss John G. Morriss	Executive Vice President, Chief Investment Officer, and Director
*/s/ Adam M. Cohen Adam M. Cohen	Senior Vice President, Treasurer, and Chief Accounting Officer (Principal Accounting Officer)
*/s/ Eric B. Wilmer Eric B. Wilmer	Assistant Vice President and Director
* By /s/Kimberly A. Genovese, Pursuant to a Power of Attorney Kimberly A. Genovese